Earnings per share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥ 405	¥ (15,445)	¥ (617)	¥ (14,992)
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥ 405	¥ (15,445)	¥ (617)	¥ (14,992)
Basic net earnings (losses) per share (in Yen per share)	¥ 3.00	¥ (124.32)	¥ (4.66)	¥ (121.76)
Diluted net earnings (losses) per share (in Yen per share)	¥ 2.91	¥ (124.32)	¥ (4.66)	¥ (121.76)
Weighted-average number of shares, basic (in shares)	135,165,111	124,229,646	132,272,670	123,130,979
Weighted-average number of shares, diluted (in shares)	139,028,575	124,229,646	132,272,670	123,130,979